Business overview	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Business overview
1 Business overview
Summary of business
Aeterna Zentaris Inc. ("Aeterna Zentaris" or the "Company") is a specialty biopharmaceutical company engaged in developing and commercializing novel pharmaceutical therapies. On December 20, 2017, the FDA granted marketing approval for Macrilen™ (macimorelin) to be used in the diagnosis of patients with AGHD. On January 16, 2018, the Company through AEZS Germany entered into a license and assignment agreement with Strongbridge Ireland Limited ("Strongbridge") to carry out development, manufacturing, registration and commercialization of Macrilen™ (macimorelin) in the United States and Canada (the "Strongbridge License Agreement").
Reporting entity
The accompanying consolidated financial statements include the accounts of Aeterna Zentaris Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly-owned subsidiaries (collectively referred to as the "Group"). Aeterna Zentaris Inc. is the ultimate parent company of the Group.
The Company currently has three wholly-owned direct and indirect subsidiaries, Aeterna Zentaris GmbH ("AEZS Germany"), based in Frankfurt, Germany, Zentaris IVF GmbH, a wholly-owned subsidiary of AEZS Germany, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the United States.
The registered office of the Company is located at 1155 Rene-Levesque Blvd. West, 41st Floor, Montreal, Quebec H3B 3V2, Canada.
The Company's common shares are listed on both the Toronto Stock Exchange (the "TSX") and on the NASDAQ Capital Market (the "NASDAQ").
Basis of presentation
(a) Statement of compliance
These consolidated financial statements as at December 31, 2017 and December 31, 2016 and for the years ended December 31, 2017, 2016 and 2015 have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").
The accounting policies in these consolidated financial statements are consistent with those of the previous financial year and previous quarter.
These consolidated financial statements were approved by the Company's Board of Directors on March 27, 2018.
The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates and the exercise of management's judgment in applying the Company's accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Company's consolidated financial statements are discussed in note 3 - Critical accounting estimates and judgments.
(b) Principles of consolidation
These consolidated financial statements include any entity in which the Company directly or indirectly holds more than 50% of the voting rights or over which the Company exercises control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.
(c) Foreign currency
Items included in the financial statements of the Group's entities are measured using the currency of the primary economic environment in which the entities operate (the "functional currency"). On January 1, 2015, the Company and its U.S. subsidiary, Aeterna Zentaris, Inc., changed their functional currency from the Euro ("EUR") to the U.S. dollar, given that changes to underlying transactions, events and conditions indicated that the U.S. dollar more appropriately reflects the primary economic environment in which these entities operate. This change in functional currency was accounted for prospectively. The functional currency of the German subsidiaries remains the EUR.
Assets and liabilities of the German subsidiaries are translated from EUR balances at the period-end exchange rates, and the results of operations are translated from EUR amounts at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive income within shareholders' (deficiency) equity.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency are recognized in the consolidated statement of comprehensive loss.
Foreign exchange gains and losses that relate to cash and cash equivalents are presented within finance income or finance costs in the consolidated statement of comprehensive loss. All other foreign exchange gains and losses are presented in the consolidated statement of comprehensive loss within operating expenses.
(d) Share consolidation (reverse stock split)
On November 17, 2015, the Company effected a consolidation of its issued and outstanding common shares on a 100 to 1 basis (the "Share Consolidation"). The Share Consolidation affected all shareholders, option holders and warrant holders uniformly and thus did not materially affect any security holder's percentage of ownership interest. All references in these consolidated financial statements to common shares, options and share purchase warrants have been retroactively adjusted to reflect the Share Consolidation.